Income tax and contribution - Summary of Reconciliation of Income tax expense to Profit (Loss) (Detail) R$ in Thousands	12 Months Ended
Dec. 31, 2022 BRL (R$)
Temporary differences [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balances at the beginning of the period	R$ 0
Increase (decrease) in deferred tax liability (asset)	0
Balances at the end of the period	0
Temporary differences liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balances at the beginning of the period	(265,897)
Increase (decrease) in deferred tax liability (asset)	88,497
Balances at the end of the period	(177,400)
Fair value of TAP Bond
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balances at the beginning of the period	(31,549)
Increase (decrease) in deferred tax liability (asset)	31,549
Balances at the end of the period	0
Financial instruments
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balances at the beginning of the period	(95,208)
Increase (decrease) in deferred tax liability (asset)	95,208
Balances at the end of the period	0
Breakage
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balances at the beginning of the period	(138,624)
Increase (decrease) in deferred tax liability (asset)	(38,260)
Balances at the end of the period	(176,884)
Others
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balances at the beginning of the period	(516)
Increase (decrease) in deferred tax liability (asset)	0
Balances at the end of the period	(516)
Temporary differences assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balances at the beginning of the period	(265,897)
Increase (decrease) in deferred tax liability (asset)	88,497
Balances at the end of the period	R$ (177,400)